CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
REVENUES
Total revenues		$ 2,888,482	$ 6,261,091	$ 192,351
COST OF REVENUES
Total cost of revenues		3,833,684	10,826,620	403,384
GROSS PROFIT		(945,202)	(4,565,529)	(211,033)
OPERATING EXPENSES:
General and administrative		3,816,307	2,914,612	4,225,149
Provision for expected credit losses		1,131,988	3,273,860
Impairment loss of cryptocurrencies		7,102	181,263	50,463
Impairment loss of miners		6,472,266	16,691,803
Impairment loss of long-term investment		2,389,698	610,302	0
Stock compensation expense		73,230	67,271	1,622,086
Total operating expenses		13,890,591	23,739,111	5,897,698
LOSS FROM OPERATIONS		(14,835,793)	(28,304,640)	(6,108,731)
OTHER INCOME (EXPENSE)
Realized gain on sale/exchange of cryptocurrencies		94,149	676,015
Interest expense, net		(497,768)	(227,376)	(54,137)
Other finance expenses		(1,116,865)	(360,351)	(3,429)
Other expenses, net				(128)
Gain on debt settlements				823,749
Loss on warrants settlement		(1,928,681)
Total other (expenses) income, net		(3,449,165)	88,288	766,055
LOSS BEFORE INCOME TAXES		(18,284,958)	(28,216,352)	(5,342,676)
NET LOSS FROM CONTINUING OPERATIONS		(18,284,958)	(28,216,352)	(5,342,676)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes				(30,933,269)
Net gain on sale of discontinued operations, net of applicable income taxes				34,110,454
NET INCOME FROM DISCONTINUED OPERATIONS				3,177,185
NET LOSS		(18,284,958)	(28,216,352)	(2,165,491)
Less: Net loss attributable to non-controlling interest from discontinued operations				(5,404,881)
Net loss attributable to non-controlling interest from continuing operations		(753,311)
Net loss attributable to noncontrolling interest total		(753,311)		(5,404,881)
NET (LOSS) INCOME ATTRIBUTABLE TO BIT ORIGIN LTD		(17,531,647)	(28,216,352)	3,239,390
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment				363,880
TOTAL COMPREHENSIVE LOSS		(18,284,958)	(28,216,352)	(1,801,611)
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations				(5,485,241)
Comprehensive loss attributable to non-controlling interests from continuing operations		(753,311)
Comprehensive loss net of tax attributable to noncontrolling interest total		(753,311)		(5,485,241)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BIT ORIGIN LTD		$ (17,531,647)	$ (28,216,352)	$ 3,683,630
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[1]	5,241,577	3,279,049	2,016,459
Diluted		5,241,577	3,279,049	2,016,459
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	[1]	$ (3.34)	$ (8.61)	$ (2.65)
Discontinued operations	[1]			1.58
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	[1]	$ (3.34)	$ (8.61)	(2.65)
Discontinued operations	[1]			$ 1.58
Cryptocurrencies mining revenue
REVENUES
Total revenues		$ 2,888,482	$ 6,261,091	$ 192,351
COST OF REVENUES
Total cost of revenues		$ 3,833,684	$ 10,826,620	$ 403,384

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023